DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 2,278,309	$ 1,680,352	$ 1,231,440
Purchases	48,129,536	46,041,630	37,255,612
Operating costs	47,467,264	47,399,731	44,243,091
Inventories at the end of the year	(1,833,545)	(2,278,309)	(1,680,352)
Total	$ 96,041,564	$ 92,843,404	$ 81,049,791